FORM N-SAR

ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:           /  /  (a)

or fiscal year ending:      12 /31/17   (b)

Is this a transition report? (Y/N)    N

Is this an amendment to a previous filing? (Y/N)    N

Those items or sub-items with a box “☐” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:		Separate Account VUL of Integrity Life Insurance Company
	B.	File Number: 811-		04388
	C.	Telephone Number:		513-629-1800

2.	A.	Street:		400 Broadway Street, MS 24
	B.	City:		Cincinnati
	C.	State:		OH
	D.	Zip Code:	45202	Zip Ext: 3341
	E.	Foreign Country:		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)			N

4.	Is this the last filing on this form by Registrant? (Y/N)			N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)			N
(If answer is “Y” (Yes), complete only items 89 through 110.)

6.	Is Registrant a unit investment trust (UIT)? (Y/N)			Y
(If answer is “Y” (Yes), complete only items 111 through 133.

For period ending:	12/31/17	If filing more than on
File number 811-	04388	page 50, “X” box: ☐

123.	☐	State the total value of the additional units considered in answering Item 122 ($000s omitted).
$229

124.	☐

State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000s omitted).

125.	☐

State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000s omitted).

126.

Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000s omitted).

127.

List opposite the appropriate description below, the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000s omitted)	Total Income Distributions ($000s omitted)

A.	U.S. Treasury direct issue

B.	U.S. Government agency

C.	State and municipal tax-free

D.	Public utility debt

E.	Brokers or dealers debt or debt of brokers’ or dealers’ parent

F.	All other corporate intermed. & long-term debt

G.	All other corporate short-term debt

H.	Equity securities of brokers or dealers or parents of brokers or dealers

I.	Investment company equity securities

J.	All other equity securities	1	$7,076	$127

K.	Other securities

L.	Total assets of all series of registrant	1	$7,076	$127

For period ending:	12/31/17	If filing more than on
File number 811-	04388	page 51, “X” box: ☐

128.	☐

Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

[If answer is “N” (No), go to Item 131.]

129.	☐	Is the issuer of any instrument covered in Item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

[If answer is “N” (No), go to Item 131.]

130.	☐	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in Item 129 derived from insurance or guarantees? (Y/N)

131.		Total expenses incurred by all series of Registrant during the current reporting period ($000s omitted).	$533

132.	☐	List the “811” (Investment Company Act of 1940) registration number for all Series or Registrant that are being included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

133.

If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

A.	Name of the issuer

B.	Exchange ticker symbol

C.	CUSIP number

D.	Total number of shares or, for debt securities, principal amount divested

E.	Date(s) that the securities were divested

F.

If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing

G.	Name of the statue that added the provision of Section 13(c) in accordance with which the securities were divested.

For period ending:	12/31/17	If filing more than on
File number 811-	04388	page 52, “X” box: ☐

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Cincinnati   State of: Ohio   Date: February 28, 2018

Separate Account VUL of

Integrity Life Insurance Company

File No. 811-04388

By (Name and Title):
/s/ Wade M. Fugate
Wade M. Fugate
Vice President and Controller

Witness (Name and Title):	/s/ Stacy M Klipstine
Stacy M. Klipstine, Executive Assistant